Financial Instruments, Fair Value (Details) - Fair Value [Member] - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Forward Exchange Contracts [Member] | Level 1 [Member]
Financial liabilities [Abstract]
Financial liabilities	$ 0	$ 0
Forward Exchange Contracts [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities	110	1,057
Long-term Debt [Member]
Financial liabilities [Abstract]
Financial liabilities	4,115	5,644
Short-term Investments [Member] | Level 1 [Member]
Financial assets [Abstract]
Financial assets	919	2,918
Short-term Investments [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets	0	0
Forward Exchange Contracts [Member] | Level 1 [Member]
Financial assets [Abstract]
Financial assets	0	0
Forward Exchange Contracts [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets	$ 1,587	$ 79